Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
T. Rowe Price Emerging Markets Discovery Stock Fund - Investor Class [Member]
Prospectus [Line Items]
Annual Return [Percent]	5.76%	11.06%	(15.65%)	4.50%	6.87%	16.60%	(9.90%)	34.12%	11.32%
T. Rowe Price Global Stock Fund - Investor Class [Member]
Prospectus [Line Items]
Annual Return [Percent]	16.82%	25.70%	(28.01%)	10.01%	52.25%	34.51%	(4.41%)	33.09%	6.02%	7.09%
T. Rowe Price Emerging Europe Fund - Investor Class [Member]
Prospectus [Line Items]
Annual Return [Percent]	25.21%	62.43%	(83.68%)	14.57%	(8.29%)	30.86%	(14.44%)	19.73%	21.50%	(10.08%)
T. Rowe Price Emerging Markets Stock Fund - Investor Class [Member]
Prospectus [Line Items]
Annual Return [Percent]	(1.72%)	2.06%	(23.36%)	(10.46%)	17.63%	26.49%	(16.20%)	42.85%	11.94%	(11.49%)
T. Rowe Price European Stock Fund - Investor Class [Member]
Prospectus [Line Items]
Annual Return [Percent]	1.83%	19.01%	(21.76%)	14.82%	12.53%	26.89%	(12.72%)	25.72%	(10.46%)	0.60%
T. Rowe Price Overseas Stock Fund - Investor Class [Member]
Prospectus [Line Items]
Annual Return [Percent]	2.90%	16.31%	(15.42%)	12.24%	9.23%	22.91%	(15.05%)	27.02%	2.90%	(2.56%)